Inventory, Net (Details) - Schedule of inventory - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of inventory [Abstract]
Raw materials	$ 607,661	$ 553,982
Finished goods	1,971,334	1,462,835
Inventory valuation allowance	(116,453)	(110,585)
Total inventory, net	$ 2,462,542	$ 1,906,232